                                 SMITH BARNEY
                               MONEY FUNDS, INC.

                     SEMI-ANNUAL REPORT  |  JUNE 30, 2001

                         [LOGO OF SMITH BARNEY MUTUAL FUNDS]
                  Your Serious Money. Professionally Managed /SM/

         NOT  FDIC  INSURED . NOT  BANK  GUARANTEED . MAY  LOSE  VALUE

Dear Shareholder,
We are pleased to provide the semi-annual report for the Smith Barney Money Funds, Inc. ("Fund") for the period ended June 30, 2001. In this report, we summarize the period's prevailing economic and market conditions and outline the Fund's investment strategy. We hope that you find this report to be useful and informative.


[PHOTO]

HEATH B. MCLENDON
Chairman


[PHOTO]


MARTIN R. HANLEY
Vice President




[PHOTO]


KEVIN KENNEDY
Vice President

The Fund provides investors with the convenience of liquidity and may help you achieve your investment goal of maximum current income and preservation of capital. In addition, dividends are declared daily and accrue monthly. Since the 1970s, millions of investors worldwide have made money market mutual funds a key part of their investment portfolios. In fact, in recent years money funds have provided some investors with a higher yield than certificates of deposit ("CD's")/1/ and savings accounts at most popular banks, as well as loan money market accounts. While all investments involve some degree of risk, money market funds generally have lower risks when compared to stock and bond funds. (Of course, interest rates are subject to change and there are no guarantees that money market yields will remain competitive versus other types of accounts.) Please note that your investment in the Fund is neither insured nor guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

While not insured by the U.S. government, money market funds may be suitable for conservative investors. The short-term nature of money market investments makes money market funds typically less volatile than most other types of mutual funds.

--------
1A CD is a debt instrument issued by a bank that usually pays an interest rate set by competitive forces in the marketplace. CDs are insured up to $100,000 under the Federal Deposit Insurance Corporation (FDIC).


  1 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

Performance Summary
The chart below shows the yields for the Cash, Government and Retirement Portfolios ("Portfolio(s)") that make up the Fund for the seven-day period ended June 30, 2001.

               Smith Barney Money Fund's Yields (Class A Shares)

                                                Seven-Day
                 Portfolio  Seven-Day Yield Effective Yield/2/
                 ---------  --------------- -----------------
                 Cash            3.76%            3.83%
                 Government      3.56             3.62
                 Retirement      3.47             3.53

Investment Objectives
Each Portfolio seeks maximum current income consistent with the preservation of capital.

Government Portfolio
The Government Portfolio invests exclusively in U.S. government obligations, including mortgage-backed securities and related repurchase agreements.

Cash and Retirement Portfolios
The Cash and Retirement Portfolios invest in high quality, U.S. dollar denominated short-term debt securities. Investments may include obligations issued by U.S. and foreign banks, the U.S. government, its agencies or instrumentalities, states and municipalities located in the U.S., and U.S. and foreign corporate issuers. Each Portfolio will invest at least 25% of its assets in obligations of domestic and foreign banks. Either the principal amount of each obligation must be fully insured by the FDIC or the issuing bank must have more than $100 million of working capital or more than $1 billion of total assets.

Both the Cash Portfolio and the Retirement Portfolio may invest in all types of money market securities including commercial paper, certificates of deposits, bankers' acceptances, mortgage-backed and asset-backed securities, repurchase agreements and other short-term debt securities. The Portfolios limit foreign investments to issues located in major industrialized countries.

--------
2The seven-day effective yield is calculated similarly to the seven-day yield but, when annualized, the income earned by an investment in the Portfolio or the Class is assumed to be reinvested. The effective yield will be slightly higher than the yield because of the compounding effect of the assumed reinvestment.


  2 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

Market Update and Outlook
Through the first half of 2001, the U.S. Federal Reserve Board ("Fed") took aggressive action to mitigate the risk of recession in the U.S. In response to declining corporate profits and capital spending, as well as a weakening manufacturing sector, the Fed lowered the federal funds rate/3/ on six different occasions, for a total of 275 basis points./4/

During the reporting period, U.S. economic growth was anemic, with GDP below 1.5% in each of the last two quarters. Layoffs across many sectors of the economy pushed the unemployment rate toward 4.5% -- its highest level in two and a half years. Consumer spending, however, remained resilient despite higher energy prices and a sluggish stock market. (A healthy level of consumer spending generally benefits the economy by helping to keep demand for products and services strong.) In addition, lower interest rates helped increase consumer confidence, which, in turn, positively affected housing sales.

Global economies, too, experienced a downturn this year. Alongside weakness in Europe and Asia, financial debt problems have surfaced in parts of South America. Weak overseas demand, coupled with a strong U.S. dollar, have delayed our own revitalization. Nevertheless, we expect that the Fed may be approaching the end of its easing process, and that the U.S. economic picture will improve in the latter part of 2001.

Portfolio Updates
In response to the Fed's rate cuts, returns on money market securities fell considerably during the period. Six months ago, one-year money market securities were yielding approximately 6.4%. At the time of this report, yields on one-year money market securities had fallen to about 4.10%. Looking forward, we expect to see weaker corporate earnings throughout many sectors, with the exception of the banking sector, which in the past, has often benefited from lower interest rate environment. Looking forward, the Cash Portfolio expects to maintain an average maturity of 50 days, and the Government and Retirement Portfolios expect to maintain average maturities of 45 days.

--------
3The federal funds rate ("fed funds rate") is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans. The fed funds rate often points to the direction of U.S. interest rates.
4A basis point is 0.01% or one one-hundredth of a percent.


  3 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

Thank you for investing in the Smith Barney Money Funds, Inc.

Sincerely,

/s/ Heath B. McLendon /s/ Martin R. Hanley
Heath B. McLendon     Martin R. Hanley
Chairman              Vice President

/s/ Kevin Kennedy
Kevin Kennedy
Vice President

July 12, 2001


The information provided in this letter represents the opinion of the manager(s) and is not intended to be a forecast of future events, a guarantee of future results or investment advice. Further, there is no assurance that certain securities will remain in or out of the Portfolios. Please refer to pages 5 through 16 for a list and percentage breakdown of each Portfolio's holdings. Also, please note that any discussion of a Portfolio's holdings is as of June 30, 2001 and is subject to change.



  4 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited)                             June 30, 2001

                                  CASH PORTFOLIO
     FACE                                              ANNUALIZED
    AMOUNT                   SECURITY                    YIELD          VALUE

-----------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 24.5%
$1,734,885,000 Federal Home Loan Bank
                mature 7/5/01 to 10/19/01            3.55% to 5.19% $1,727,268,218
 2,295,116,000 Federal Home Loan Mortgage Corp.
                mature 7/5/01 to 10/19/01             3.60 to 5.21   2,284,458,614
 5,224,204,000 Federal National Mortgage Association
                mature 7/5/01 to 10/25/01             3.94 to 5.21   5,202,881,397
----------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES (Cost -- $9,214,608,229)            9,214,608,229
----------------------------------------------------------------------------------
BANK NOTES -- 0.8%
   100,000,000 Banc One Corp.
                mature 7/18/01                        7.00 to 7.07      99,999,792
   200,000,000 Bank of America
                matures 10/17/01                          4.23         200,000,000
----------------------------------------------------------------------------------
               TOTAL BANK NOTES
               (Cost -- $299,999,792)                                  299,999,792
----------------------------------------------------------------------------------
MEDIUM-TERM NOTES -- 0.3%
   100,000,000 Merrill Lynch & Co. matures 7/24/01
               (Cost -- $100,000,000)                     7.12         100,000,000
----------------------------------------------------------------------------------
DOMESTIC CERTIFICATES OF DEPOSIT -- 2.2%
   475,000,000 Bank of America
                mature 7/10/01 to 10/19/01            4.21 to 4.74     475,000,220
   200,000,000 Chase Manhattan USA Delaware
                matures 7/9/01                            4.69         200,000,000
    50,000,000 First Union Corp.
                matures 7/18/01                           7.05          50,000,000
   100,000,000 Harris Bank
                matures 7/9/01 to 7/12/01             3.92 to 3.95      99,999,994
----------------------------------------------------------------------------------
               TOTAL DOMESTIC CERTIFICATES
               OF DEPOSIT (Cost -- $825,000,214)                       825,000,214
----------------------------------------------------------------------------------
TIME DEPOSITS -- 1.3%
   301,233,000 Chase Manhattan Bank
                matures 7/2/01                            4.13         301,233,000
   200,000,000 HSBC Bank USA
                matures 7/2/01                            4.13         200,000,000
----------------------------------------------------------------------------------
               TOTAL TIME DEPOSITS
               (Cost -- $501,233,000)                                  501,233,000
----------------------------------------------------------------------------------


                      See Notes to Financial Statements.


5    Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                                CASH PORTFOLIO

     FACE                                              ANNUALIZED
    AMOUNT                   SECURITY                    YIELD         VALUE

---------------------------------------------------------------------------------
COMMERCIAL PAPER -- 42.0%
$  147,250,000 Abbey National North America
                mature 7/23/01 to 9/24/01            3.98% to 4.67% $146,436,600
    60,000,000 ABN AMRO (Canada)
                matures 7/26/01                           4.23        59,832,600
   300,000,000 ABN AMRO Bank N.V.
                mature 7/2/01 to 9/20/01              3.93 to 4.76   298,794,722
   200,000,000 AIG Funding
                mature 7/5/01 to 8/16/01              3.78 to 3.97   199,492,847
    40,187,000 Alcoa Inc.
                mature 7/6/01 to 8/8/01               3.83 to 4.26    40,082,223
    50,000,000 Alliance & Leicester Building Society
                matures 8/1/01                            3.96        49,836,667
   400,000,000 American Express Credit Corp.
                mature 7/13/01 to 8/10/01             3.82 to 4.04   398,680,583
   373,483,000 Amsterdam Funding Corp.
                mature 7/5/01 to 8/22/01              3.71 to 4.02   372,899,362
   150,000,000 ANZ Delaware Inc.
                mature 8/9/01 to 9/19/01              3.60 to 3.99   149,191,347
   186,878,000 Aspen Funding
                mature 7/6/01 to 8/10/01              3.99 to 4.01   186,459,206
   330,000,000 Asset Securitization
                mature 7/13/01 to 8/24/01             3.43 to 3.62   329,164,771
   359,700,000 Atlantis One Funding Corp.
                mature 7/6/01 to 9/12/01              3.63 to 4.76   358,030,417
   100,000,000 Bank Brussels Lambert
                mature 7/11/01 to 8/22/01             3.67 to 4.05    99,691,146
   150,000,000 Bank of Nova Scotia
                mature 7/16/01 to 8/7/01              3.94 to 4.00   149,649,386
   167,905,000 Barton Capital Corp.
                mature 7/11/01 to 7/12/01             3.96 to 3.97   167,725,925
   100,000,000 BCI Funding Corp.
                mature 8/10/01 to 9/6/01              3.84 to 3.95    99,439,875
   100,000,000 BNP Paribas
                matures 8/6/01                            3.83        99,629,583
   135,522,000 Caisse Des Depots et Consignation
                matures 7/2/01                            4.10       135,522,000
   218,515,000 Canadian Wheat Board
                mature 7/16/01 to 8/8/01              4.12 to 4.95   217,791,496
   150,000,000 CBA Finance Inc.
                mature 7/12/01 to 9/7/01              3.81 to 3.93   149,540,292
   248,770,000 Centric Capital Corp.
                mature 7/11/01 to 8/8/01              3.77 to 3.98   248,304,434
   250,000,000 CIT Group Holdings, Inc.
                mature 8/3/01 to 8/17/01              3.72 to 3.89   249,014,333


                      See Notes to Financial Statements.


6    Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001


                                CASH PORTFOLIO

        FACE                                       ANNUALIZED
       AMOUNT                SECURITY                YIELD         VALUE

    -------------------------------------------------------------------------
    COMMERCIAL PAPER -- 42.0% (continued)
    $ 224,000,000 Coca-Cola Co.
                   mature 7/13/01 to 9/14/01     3.64% to 4.67% $223,398,396
      147,000,000 Commerzbank U.S. Finance
                   mature 7/10/01 to 8/1/01       4.00 to 4.63   146,759,844
       65,000,000 Credit Agricole Indosuez
                   matures 7/5/01                     4.71        64,974,812
      100,000,000 Credito Italiano Delaware Inc.
                   mature 7/10/01 to 9/28/01          4.65        99,394,000
      275,606,000 Delaware Funding Corp.
                   mature 7/16/01 to 7/26/01      3.94 to 4.32   275,126,081
      225,000,000 Den Danske Corp.
                   mature 7/12/01 to 11/1/01      3.99 to 5.27   223,536,014
      773,000,000 Deutsche Bank Finance Inc.
                   mature 7/6/01 to 9/17/01       3.65 to 5.28   770,544,580
      415,000,000 Dexia Delaware LLC
                   mature 7/9/01 to 9/6/01        3.83 to 4.72   413,344,201
       50,000,000 Dresdner U.S. Finance, Inc.
                   matures 8/22/01                    3.94        49,723,750
       50,000,000 E.I. du Pont de Nemours
                   matures 8/3/01                     3.80        49,832,000
      300,000,000 Edison Asset Securitization
                   mature 7/3/01 to 8/6/01        3.84 to 4.02   299,074,097
       28,093,000 Enterprise Funding Corp.
                   matures 7/18/01                    4.74        28,034,567
      192,320,000 Falcon Asset Securities Corp.
                   mature 7/11/01 to 9/20/01      3.76 to 4.58   190,948,260
      303,000,000 Fortis Funding LLC
                   mature 7/3/01 to 10/24/01      3.63 to 4.71   301,273,384
      600,000,000 General Electric Capital Corp.
                    mature 7/18/01 to 10/15/01    3.85 to 4.67   596,404,639
      200,000,000 General Electric International
                    mature 8/10/01 to 8/16/01     3.85 to 4.66   199,319,111
       35,000,000 Glaxo Wellcome PLC
                    matures 8/3/01                    4.22        34,870,267
      660,000,000 Goldman, Sachs & Co.
                    mature 7/9/01 to 10/22/01     3.77 to 4.70   655,373,453
      218,000,000 Halifax PLC
                    mature 7/19/01 to 7/20/01     4.29 to 4.67   217,538,742
      200,000,000 IBM Credit Corp.
                    mature 7/23/01 to 10/24/01    3.92 to 4.10   198,500,083
      100,000,000 ING U.S. Funding Corp.
                    matures 7/13/01                   3.95        99,879,764
      203,500,000 International Lease Finance
                    mature 7/11/01 to 8/8/01      3.96 to 4.26   202,904,302
      300,000,000 J.P. Morgan Chase & Co.
                   mature 7/9/01 to 8/7/01        3.76 to 3.97   299,127,611


                      See Notes to Financial Statements.


7    Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                                CASH PORTFOLIO

     FACE                                            ANNUALIZED
    AMOUNT                  SECURITY                   YIELD          VALUE

------------------------------------------------------------------------------
COMMERCIAL PAPER -- 42.0% (continued)
$  238,949,000 Kitty Hawk Inc.
                 mature 7/13/01 to 9/20/01         3.79% to 4.57%  $237,293,907
   179,600,000 Lloyds Bank
                 mature 7/16/01 to 9/7/01           3.78 to 4.67    178,481,959
   261,840,000 Monte Rosa Capital Corp.
                 mature 7/2/01 to 7/20/01           3.92 to 4.02    261,665,306
   300,000,000 Morgan Stanley Dean Witter & Co.
                 mature 7/10/01 to 9/18/01          3.94 to 4.65    299,227,250
   332,508,000 Moriarty Ltd.
                 mature 8/10/01 to 9/20/01          3.65 to 4.97    330,448,319
    75,000,000 National Australia Funding Delaware
                 matures 8/6/01                         3.99         74,711,979
   100,000,000 Nationwide Building Society
                 mature 7/3/01 to 9/21/01           3.63 to 4.71     99,588,542
   100,000,000 New Center Asset Trust
                 mature 8/10/01 to 9/11/01          3.77 to 3.84     99,360,903
   225,000,000 Newport Funding
                 mature 7/6/01 to 8/10/01           4.00 to 4.65    224,496,000
   296,752,000 Old Line Funding Corp.
                 mature 7/6/01 to 7/20/01           3.91 to 3.99    296,362,894
   149,703,000 Pfizer Inc.
                 matures 7/9/01                         3.95        149,588,602
   245,775,000 Preferred Receivable Funding
                 mature 7/9/01 to 7/31/01           3.71 to 4.00    245,367,736
    50,000,000 Private Export Funding Corp.
                 matures 8/22/01                        3.91         49,725,875
   100,000,000 Proctor & Gamble Co.
                 matures 8/10/01                        3.72         99,599,167
    77,525,000 Province de Quebec
                 mature 8/10/01 to 10/25/01          4.10 to 4.65    76,754,338
    33,355,000 Province of Ontario
                 matures 10/15/01                       4.20         32,955,157
   193,228,000 Quincy Capital Corp.
                 mature 7/13/01 to 8/3/01            3.73 to 3.96   192,890,681
   185,547,000 Receivable Capital Corp.
                 mature 7/6/01 to 7/20/01            3.93 to 4.02   185,313,580
   200,000,000 Royal Bank of Canada
                 matures 9/28/01                        3.60        198,254,667
    25,000,000 Saint - Gobain Compagnie
                 matures 10/22/01                       4.16         24,682,667
   150,000,000 San Paolo U.S. Finance Inc.
                 mature 7/2/01 to 8/7/01             4.30 to 4.77   149,676,153
   145,000,000 SBC Communications Inc.
                 matures 7/11/01                        4.02        144,855,000


                      See Notes to Financial Statements.


8    Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                                CASH PORTFOLIO

     FACE                                              ANNUALIZED
    AMOUNT                   SECURITY                    YIELD           VALUE

------------------------------------------------------------------------------------
COMMERCIAL PAPER -- 42.0% (continued)
$  175,000,000 Svenska Handelsbanken
                 mature 7/10/01 to 9/21/01           3.63% to 4.31% $   174,361,056
    50,000,000 Toronto Dominion Holdings
                 matures 9/19/01                          3.62           49,606,097
   110,585,000 Transamerica Finance Corp.
                 mature 7/3/01 to 8/7/01              3.84 to 4.28      110,271,524
    40,000,000 Unicredito Italiano
                 matures 9/11/01                          3.77           39,705,744
   425,350,000 UBS Finance LLC
                 mature 7/16/01 to 8/8/01             3.77 to 4.73      423,947,030
    95,600,000 Verizon Network Funding
                mature 7/10/01 to 7/16/01             3.92 to 3.97       95,484,140
    75,000,000 Wachovia Bank
                 matures 8/10/01                          3.90           74,685,562
   255,910,000 Walt Disney Co.
                 mature 7/19/01 to 10/2/01            3.75 to 4.61      254,439,597
   650,000,000 Wells Fargo Co.
                 mature 8/1/01 to 8/10/01             3.70 to 3.85      647,765,833
   195,000,000 Westpac Bank
                 mature 7/2/01 to 10/26/01            4.20 to 5.27      193,442,287
   260,000,000 Windmill Funding Corp.
                 mature 7/3/01 to 8/17/01             3.72 to 4.02      259,241,697
-----------------------------------------------------------------------------------
               TOTAL COMMERCIAL PAPER
               (Cost -- $15,819,343,022)                             15,819,343,022

------------------------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT -- 28.9%
   550,000,000 Abbey National PLC
                mature 7/10/01 to 9/14/01             3.77 to 7.08      550,025,612
    50,000,000 Alliance & Leicester Building Society
                matures 8/21/01                           3.95           50,000,688
   225,000,000 Australia & New Zealand Bank
                mature 7/9/01 to 7/27/01              4.22 to 7.07      225,001,565
    85,000,000 Banca Commerce Italiana
                mature 7/20/01 to 9/10/01             3.80 to 4.77       85,004,927
   150,000,000 Banca Intesa S.p.A.
                mature 7/23/01 to 9/5/01              4.23 to 4.82      150,001,423
    50,000,000 Bank Austria AG
                matures 7/10/01                           4.76           50,000,377
   100,000,000 Bank Brussels Lambert
                matures 7/23/01                           4.31          100,000,577
   500,000,000 Bank of Montreal
                mature 7/2/01 to 8/20/01              3.85 to 4.05      500,000,386
   250,000,000 Bank of Nova Scotia
                mature 7/16/01 to 8/10/01             3.95 to 4.04      250,006,574


                      See Notes to Financial Statements.


9   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                June 30, 2001


                                CASH PORTFOLIO

    FACE                                      ANNUALIZED
   AMOUNT               SECURITY                YIELD        VALUE

-----------------------------------------------------------------------
FOREIGN CERTIFICATES OF DEPOSIT --28.9% (continued)
$100,000,000 Banque Nationale De Paris
              matures 7/31/01                   4.23%     $100,000,797
 616,000,000 Barclays Bank
              mature 8/15/01 to 10/29/01     3.73 to 3.95  616,144,493
 600,000,000 Bayerische Hypo-und Vereinsbank
              mature 7/2/01 to 9/10/01       3.70 to 5.29  600,005,359
 400,500,000 Bayerische Landesbank
              mature 7/20/01 to 10/2/01      4.00 to 5.19  400,557,688
 500,000,000 BNP Paribas SA
              mature 8/8/01 to 9/27/01       3.60 to 3.96  500,001,182
 300,000,000 Canadian Imperial Bank Commerce
              mature 7/18/01 to 8/22/01      3.94 to 7.00  299,999,481
 248,000,000 Commerzbank
              mature 7/5/01 to 8/1/01        4.00 to 7.02  248,014,073
 636,000,000 Credit Agricole Indosuez
              mature 7/9/01 to 10/18/01      3.94 to 7.00  636,037,385
 150,000,000 Credit Suisse/First Boston
              mature 7/19/01 to 8/7/01       4.00 to 4.72  150,000,552
 150,000,000 Den Danske Bank
              mature 7/5/01 to 8/14/01       3.94 to 4.73  150,003,137
  50,000,000 Dexia Bank
              matures 8/1/01                     4.20       50,002,845
 550,000,000 Dresdner Bank
              mature 7/9/01 to 9/28/01       3.85 to 7.04  550,029,073
 250,000,000 Halifax Building Society
              mature 8/3/01 to 9/25/01       3.60 to 4.18  250,027,824
 365,000,000 Hessische Landesbank
              mature 7/18/01 to 9/7/01       3.84 to 7.00  365,075,042
 235,000,000 ING Bank N.V.
              mature 7/23/01 to 7/31/01      4.24 to 4.69  235,003,742
 300,000,000 KBC Bank N.V.
              mature 7/6/01 to 8/8/01        4.00 to 5.25  300,022,068
 500,000,000 Lloyds Bank
              mature 7/24/01 to 10/31/01     3.64 to 4.56  500,033,688
 100,000,000 National Australia Bank
              mature 7/18/01 to 9/28/01      4.55 to 7.01  100,003,644
 300,000,000 National Bank of Canada
              mature 7/10/01 to 9/24/01      4.57 to 7.09  299,999,410
 125,000,000 National Westminster Bank PLC
              mature 7/6/01 to 7/9/01        3.97 to 4.69  125,000,179
 100,000,000 Nationwide Building Society
              matures 8/14/01                3.81 to 3.96  100,000,593
 387,500,000 Rabobank
              mature 7/3/01 to 9/26/01       4.00 to 7.05  387,514,885


                      See Notes to Financial Statements.


10   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                                CASH PORTFOLIO

        FACE                                    ANNUALIZED
       AMOUNT              SECURITY               YIELD           VALUE

   ------------------------------------------------------------------------------
   FOREIGN CERTIFICATES OF DEPOSIT -- 28.9% (continued)
   $  300,000,000 Royal Bank of Scotland
                   mature 7/6/01 to 7/23/01   4.26% to 4.29% $   300,004,445
      450,000,000 Societe Generale NA Inc.
                   mature 7/16/01 to 8/14/01   3.95 to 7.08      449,999,359
      125,000,000 Svenska Handelsbanken
                   mature 8/8/01 to 10/23/01   3.97 to 4.22      125,003,290
      325,000,000 Toronto Dominion Holdings
                   mature 7/16/01 to 8/8/01    3.82 to 4.73      325,000,000
      100,000,000 Unicredito Italiano
                   matures 7/12/01                 4.63          100,000,275
      230,000,000 UBS AG
                   mature 8/9/01 to 12/20/01   3.62 to 3.99      230,026,119
      390,000,000 Westdeutsche Landesbank
                   mature 7/12/01 to 12/24/01  3.60 to 4.62      390,000,000
       50,000,000 Westpac Bank
                   matures 7/23/01                 7.07           49,999,456
   ------------------------------------------------------------------------------
                  TOTAL FOREIGN CERTIFICATES OF DEPOSIT
                  (Cost -- $10,893,552,213)                   10,893,552,213

   ------------------------------------------------------------------------------
                  TOTAL INVESTMENTS -- 100%
                  (Cost -- $37,653,736,470*)                 $37,653,736,470

   ------------------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


11   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                             GOVERNMENT PORTFOLIO

     FACE                                              ANNUALIZED
    AMOUNT                   SECURITY                    YIELD          VALUE

-----------------------------------------------------------------------------------
U.S. AGENCIES AND INSTRUMENTALITIES -- 98.4%
$  123,490,000 Federal Farm Credit Bank
                mature 7/9/01 to 8/27/01             3.59% to 6.76% $  123,225,150
 1,376,079,000 Federal Home Loan Bank
                mature 7/5/01 to 10/17/01             3.71 to 5.20   1,371,712,722
 1,717,145,000 Federal Home Loan Mortgage Corp.
                mature 7/5/01 to 9/13/01.             3.72 to 6.73   1,712,629,307
 1,270,658,000 Federal National Mortgage Association
                mature 7/2/01 to 9/13/01              3.69 to 6.89   1,266,106,831
----------------------------------------------------------------------------------
               TOTAL U.S. AGENCIES AND
               INSTRUMENTALITIES (Cost -- $4,473,674,010)            4,473,674,010

-----------------------------------------------------------------------------------
REPURCHASE AGREEMENT -- 1.6%
    74,335,000 Morgan Stanley Dean Witter & Co., 3.93% due 7/2/01;
                Proceeds at maturity -- $74,359,345;
                Fully collateralized by U.S. Treasury Notes,
                3.625% to 5.875% due 1/15/08 to 10/31/01;
                Market value -- $74,729,578) (Cost -- $74,335,000)     74,335,000

-----------------------------------------------------------------------------------
               TOTAL INVESTMENTS -- 100%
               (Cost -- $4,548,009,010*)                            $4,548,009,010

-----------------------------------------------------------------------------------

* Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


12   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                             RETIREMENT PORTFOLIO

    FACE                                             ANNUALIZED
   AMOUNT                  SECURITY                    YIELD         VALUE

 ------------------------------------------------------------------------------
 U.S. AGENCIES AND INSTRUMENTALITIES -- 5.2%
 $15,000,000 Federal Home Loan Bank
              mature 9/19/01 to 10/17/01           3.57% to 4.12% $ 14,862,278
  30,000,000 Federal Home Loan Mortgage Corp.
              mature 7/12/01 to 8/3/01              3.94 to 4.63    29,935,372
  20,000,000 Federal National Mortgage Association
              mature 8/2/01 to 9/13/01              4.12 to 4.15    19,882,176
 ------------------------------------------------------------------------------
             TOTAL U.S. AGENCIES AND
             INSTRUMENTALITIES  (Cost  -- $64,679,826)              64,679,826

 ------------------------------------------------------------------------------
 BANK NOTES -- 0.8%
  10,000,000 Bank of America
              matures 7/9/01 (Cost -- $10,000,000)      4.02        10,000,000

 ------------------------------------------------------------------------------
 DOMESTIC CERTIFICATES OF DEPOSIT -- 2.4%
  30,000,000 Harris Bank
              mature 7/12/01 to 7/27/01
              (Cost -- $29,999,994)                 3.92 to 3.94    29,999,994

 ------------------------------------------------------------------------------
 TIME DEPOSITS -- 5.3%
  29,694,000 BNP Paribas
              matures 7/2/01                            4.13        29,694,000
  35,000,000 HSBC Bank USA
              matures 7/2/01                            4.13        35,000,000
 ------------------------------------------------------------------------------
             TOTAL TIME DEPOSITS
             (Cost -- $64,694,000)                                  64,694,000

 ------------------------------------------------------------------------------
 COMMERCIAL PAPER -- 64.8%
  15,000,000 AIG Funding
              mature 7/23/01                            3.64        14,968,238
   5,000,000 Alliance & Leicester Building Society
              matures 7/11/01                           4.00         4,995,031
  35,000,000 American Express Credit Corp.
              mature 7/11/01 to 8/27/01             3.64 to 4.00    34,918,876
  25,000,000 ANZ Delaware Inc.
              mature 7/9/01 to7/23/01               3.95 to 4.60    24,963,862
  30,000,000 Asset Securitization Corp.
              mature 7/18/01 to 8/24/01             3.62 to 3.94    29,876,214
  20,000,000 Atlantis One Funding Corp.
              mature 7/20/01 to 9/25/01             3.62 to 4.22    19,894,336
  10,000,000 Bank Brussels Lambert
              mature 7/24/01                            3.72         9,977,328
  18,000,000 BCI Funding Corp.
              matures 8/15/01                           3.90        17,915,080
  20,000,000 CBA Finance Inc.
              mature 7/9/01 to 8/21/01              3.92 to 4.70    19,937,079


                      See Notes to Financial Statements.


13   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                             RETIREMENT PORTFOLIO

        FACE                                      ANNUALIZED
       AMOUNT               SECURITY                YIELD         VALUE

     ----------------------------------------------------------------------
     COMMERCIAL PAPER -- 64.8% (continued)
     $17,000,000 Coca-Cola Co.
                  mature 7/12/01 to 7/19/01     4.21% to 4.65% $16,973,494
      15,000,000 Commerzbank
                  matures 7/16/01                    4.05       14,976,550
      10,000,000 Credit Agricole Indosuez
                  mature 7/5/01                      4.71        9,996,125
      30,000,000 Danske Corp.
                  mature 7/5/01 to 8/21/01       3.64 to 4.88   29,902,856
      30,000,000 Dexia Delaware LLC
                  mature 9/6/01 to 9/17/01       3.58 to 3.81   29,782,429
      30,000,000 General Electric Capital Corp.
                  mature 8/3/01 to 9/6/01        3.84 to 3.89   29,844,033
      23,000,000 Goldman, Sachs & Co.
                  mature 8/17/01 to 10/11/01     3.77 to 4.61   22,845,827
      20,000,000 Halifax PLC
                  mature 8/6/01 to 9/18/01       3.63 to 4.59   19,878,056
      20,000,000 IBM Credit Corp.
                  matures 7/2/01                     4.08       20,000,000
      34,900,000 International Lease Finance
                  mature 7/19/01 to 7/25/01      3.66 to 4.22   34,828,129
      35,000,000 J.P. Morgan Chase & Co.
                  mature 7/2/01 to 8/20/01       3.65 to 4.25   34,892,392
      25,000,000 Lloyds Bank
                  mature 8/20/01 to 9/5/01       3.78 to 3.89   24,853,687
      20,000,000 Merrill Lynch & Co.
                  matures 7/13/01                    3.92       19,976,167
      16,000,000 National Bank of Canada
                  matures 8/24/01                    4.20       15,902,480
      10,000,000 Nationwide Building Society
                  matures 8/3/01                     4.15        9,963,467
      35,000,000 Nestle Capital Corp.
                  matures 7/2/01                     4.06       35,000,000
      24,900,000 Oesterreichische Kontrollbank
                  mature 7/5/01 to 8/7/01        3.82 to 4.69   24,839,180
      20,000,000 Preferred Receivable Funding
                  mature 7/12/01 to 7/20/01      3.89 to 3.99   19,969,622
       5,000,000 Province de Quebec
                  matures 7/3/01                     4.68        4,999,357
      10,000,000 Rabobank
                  matures 7/5/01                     3.96        9,996,717
      10,000,000 San Paolo IMI
                  mature 7/12/01                     4.70        9,987,083
      15,000,000 Siemens Corp.
                  matures 7/2/01                     4.10       15,000,000


                      See Notes to Financial Statements.


14   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001


                             RETIREMENT PORTFOLIO

       FACE                                        ANNUALIZED
      AMOUNT                SECURITY                 YIELD         VALUE

    -------------------------------------------------------------------------
    COMMERCIAL PAPER -- 64.8% (continued)
    $24,000,000 Societe Generale N.A. Inc.
                 mature 7/16/01 to 8/10/01       4.01% to 4.65% $ 23,927,017
     10,000,000 Svenska Handelsbanken
                 mature 7/2/01                        4.26        10,000,000
     25,000,000 Toronto Dominion Holdings
                 mature 7/11/01 to 9/4/01         3.84 to 4.00    24,888,729
     34,000,000 Transamerica Finance Corp.
                 mature 7/11/01 to 8/8/01         3.80 to 4.22    33,899,840
     10,000,000 Unicredito Italiano
                 matures 9/11/01                      3.77         9,926,436
     20,000,000 Union Bank of Switzerland
                 mature 7/18/01 to 8/7/01         3.98 to 4.24    19,941,933
     24,388,000 Walt Disney Co.
                 mature 7/13/01 to 8/21/01        3.72 to 4.53    24,306,424
     20,000,000 Wells Fargo Co.
                 mature 7/6/01 to 8/3/01          3.85 to 4.00    19,961,522
    ------------------------------------------------------------------------
                TOTAL COMMERCIAL PAPER
                (Cost -- $798,705,596)                           798,705,596
    ------------------------------------------------------------------------
    FOREIGN CERTIFICATES OF DEPOSIT -- 21.5%
      5,000,000 Abbey National North America
                 matures 8/28/01                      3.88         5,000,764
     22,000,000 Bank of Montreal
                 mature 7/9/01 to 8/22/01         3.88 to 4.74    22,002,142
     12,000,000 Bank of Nova Scotia
                 matures 8/1/01                       4.23        12,000,296
     15,000,000 Barclays Bank
                 matures 9/11/01                      3.80        15,000,562
     25,000,000 Bayerische Hypo-und Vereinsbank
                 mature 7/17/01 to 8/17/01        3.64 to 7.02    25,003,837
     25,000,000 Bayerische Landesbank
                 mature 7/31/01 to 8/7/01         4.00 to 4.22    25,000,734
     20,000,000 Canadian Imperial Bank Commerce
                 matures 8/6/01                       3.84        20,000,000
      7,000,000 Credit Agricole Indosuez
                 matures 8/3/01                       4.23         6,999,935
     12,000,000 Credit Suisse/First Boston Corp.
                 matures 7/19/01                      4.75        11,999,832
     25,000,000 Deutsche Bank
                 matures 8/9/01                       3.88        25,002,578
     18,500,000 Dresdner Bank
                 mature 7/20/01 to 8/8/01         4.17 to 4.22    18,500,428


                      See Notes to Financial Statements.


15   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Schedules of Investments (unaudited) (continued)                 June 30, 2001

                             RETIREMENT PORTFOLIO

       FACE                                     ANNUALIZED
      AMOUNT              SECURITY                YIELD          VALUE

    ------------------------------------------------------------------------
    FOREIGN CERTIFICATES OF DEPOSIT -- 21.5% (continued)
    $15,000,000 National Westminster Bank PLC
                 mature 8/14/01 to 11/1/01    3.97% to 4.20% $   14,999,882
     10,000,000 San Paolo Bank NY
                 matures 7/23/01                   4.32          10,000,058
     10,000,000 Societe Generale NY
                 matures 7/20/01                   7.07           9,999,953
     18,000,000 Svenska Handelsbanken
                 matures 9/12/01                   3.80          18,000,357
     30,000,000 Westdeutsche Landesbank
                 mature 7/9/01 to 12/24/01     3.66 to 4.15      30,000,000
    ------------------------------------------------------------------------
                TOTAL FOREIGN CERTIFICATES
                OF DEPOSIT (Cost -- $269,511,358)               269,511,358
    -----------------------------------------------------------------------
                TOTAL INVESTMENTS -- 100%
                (Cost -- $1,237,590,774*)                    $1,237,590,774
    -----------------------------------------------------------------------

*Aggregate cost for Federal income tax purposes is substantially the same.


                      See Notes to Financial Statements.


16   Smith Barney Money Funds, Inc.  |  2001 Semi-Annual Report to Shareholders

 Statements of Assets and Liabilities (unaudited)                 June 30, 2001


                                            Cash         Government      Retirement
                                          Portfolio      Portfolio       Portfolio

--------------------------------------------------------------------------------------
ASSETS:
  Investments, at amortized cost       $37,653,736,470 $4,548,009,010  $1,237,590,774
  Cash                                              --            415              67
  Interest receivable                      163,425,688         24,345       3,467,706
  Deferred compensation                        383,305         58,861          25,187
------------------------------------------------------------------------------------
  Total Assets                          37,817,545,463  4,548,092,631   1,241,083,734
------------------------------------------------------------------------------------
LIABILITIES:
  Dividends payable                         82,748,264      9,551,562       2,529,657
  Management fee payable                    12,332,658      1,737,436         474,920
  Distribution fee payable                   1,255,926        541,212          42,123
  Deferred compensation payable                383,305             --              --
  Payable to bank                                1,448             --              --
  Accrued expenses                           8,750,095        394,331         539,191
------------------------------------------------------------------------------------
  Total Liabilities                        105,471,696     12,224,541       3,585,891
------------------------------------------------------------------------------------
Total Net Assets                       $37,712,073,767 $4,535,868,090  $1,237,497,843
------------------------------------------------------------------------------------
NET ASSETS:
  Par value of capital shares
   (50,000,000,000,
   10,000,000,000 and
   5,000,000,000 shares
   authorized, respectively;
   par value $0.01 per share)          $   377,053,625 $   45,358,510  $   12,374,978
  Capital paid in excess of par value   37,328,556,747  4,490,509,101   1,225,122,865
  Undistributed (overdistributed) net
   investment income                         6,146,155           (938)             --
  Accumulated net realized gain
   from security transactions                  317,240          1,417              --
------------------------------------------------------------------------------------
Total Net Assets                       $37,712,073,767 $4,535,868,090  $1,237,497,843
------------------------------------------------------------------------------------
Shares Outstanding:
  Class A                               37,417,022,805  4,514,807,945   1,237,497,843
------------------------------------------------------------------------------------
  Class L                                      284,384        135,629              --
------------------------------------------------------------------------------------
  Class Y                                   85,204,653     20,907,392              --
------------------------------------------------------------------------------------
  Class Z                                  202,850,683             --              --
------------------------------------------------------------------------------------
Net Asset Value, Per Class                       $1.00          $1.00           $1.00
------------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  17 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statements of Operations (unaudited)


For the Six Months Ended June 30, 2001

                                       Cash        Government  Retirement
                                     Portfolio     Portfolio   Portfolio

     ----------------------------------------------------------------------
     INVESTMENT INCOME:
       Interest                    $1,284,665,914 $143,991,303 $41,368,844
     --------------------------------------------------------------------
     EXPENSES:
       Management fee (Note 2)         89,906,870   11,420,340   3,311,199
       Distribution fee (Note 2)       23,631,273    2,719,140     765,471
       Shareholder and system
        servicing fees                 18,476,050      825,857     981,875
       Custody                          1,274,000      105,560      54,775
       Shareholder communications         223,900        9,050      10,145
       Registration fees                  182,000       54,600      52,769
       Insurance                          129,150       20,950       9,100
       Directors' fees                     91,000       15,470       1,598
       Audit and legal                     30,674       24,595      10,163
       Other                               13,700       10,930       1,370
     --------------------------------------------------------------------
       Total Expenses                 133,958,617   15,206,492   5,198,465
     --------------------------------------------------------------------
     Net Investment Income          1,150,707,297  128,784,811  36,170,379
     --------------------------------------------------------------------
     Net Realized Gain From
      Security Transactions               625,968        2,104          --
     --------------------------------------------------------------------
     Increase in Net Assets
      From Operations              $1,151,333,265 $128,786,915 $36,170,379
     --------------------------------------------------------------------


                      See Notes to Financial Statements.


  18 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Statements of Changes in Net Assets



For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

Cash Portfolio                                  2001              2000

-------------------------------------------------------------------------------
OPERATIONS:
  Net investment income                   $  1,150,707,297  $   2,993,310,195
  Net realized gain                                625,968            666,420
-------------------------------------------------------------------------------
  Increase in Net Assets From Operations     1,151,333,265      2,993,976,615
-------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)      (1,153,561,142)    (2,984,315,940)
-------------------------------------------------------------------------------
FUND SHARE TRANSACTIONS (NOTE 6):
  Net proceeds from sale of shares          75,965,459,147    254,283,764,623
  Net asset value of shares issued
   for reinvestment of dividends             1,225,461,221      2,727,786,665
  Cost of shares reacquired                (94,611,975,987)  (247,563,158,217)
-------------------------------------------------------------------------------
  Increase (Decrease) in Net Assets From
   Fund Share Transactions                 (17,421,055,619)     9,448,393,071
-------------------------------------------------------------------------------
Increase (Decrease) in Net Assets          (17,423,283,496)     9,458,053,746
NET ASSETS:
  Beginning of period                       55,135,357,263     45,677,303,517
-------------------------------------------------------------------------------
  End of period                           $ 37,712,073,767  $  55,135,357,263

-------------------------------------------------------------------------------


                      See Notes to Financial Statements.


  19 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

  Government Portfolio                           2001              2000

  -----------------------------------------------------------------------------
  OPERATIONS:
    Net investment income                   $   128,784,811  $    322,196,415
    Net realized gain                                 2,104                --
  -----------------------------------------------------------------------------
    Increase in Net Assets From Operations      128,786,915       322,196,415
  -----------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)       (128,785,748)     (322,196,415)
  -----------------------------------------------------------------------------
  FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares          7,531,303,277    20,967,902,527
    Net asset value of shares issued
    for reinvestment of dividends               134,927,716       297,015,485
    Cost of shares reacquired                (8,909,158,195)  (20,907,885,623)
  -----------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From
     Fund Share Transactions                 (1,242,927,202)      357,032,389
  -----------------------------------------------------------------------------
  Increase (Decrease) in Net Assets          (1,242,926,035)      357,032,389
  NET ASSETS:
    Beginning of period                       5,778,794,125     5,421,761,736
  -----------------------------------------------------------------------------
    End of period                           $ 4,535,868,090  $  5,778,794,125

  -----------------------------------------------------------------------------


                      See Notes to Financial Statements.


  20 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

For the Six Months Ended June 30, 2001 (unaudited) and the Year Ended December 31, 2000

  Retirement Portfolio                           2001             2000

  ----------------------------------------------------------------------------
  OPERATIONS:
    Net investment income                   $    36,170,379  $   101,700,828
    Net realized loss                                    --              (42)
  ----------------------------------------------------------------------------
    Increase in Net Assets From Operations       36,170,379      101,700,786
  ----------------------------------------------------------------------------
  DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)        (36,170,379)    (101,702,762)
  ----------------------------------------------------------------------------
  FUND SHARE TRANSACTIONS (NOTE 6):
    Net proceeds from sale of shares          1,053,527,828    7,004,266,139
    Net asset value of shares issued
     for reinvestment of dividends               39,014,490       93,532,967
    Cost of shares reacquired                (1,736,585,649)  (6,919,955,824)
  ----------------------------------------------------------------------------
    Increase (Decrease) in Net Assets From
     Fund Share Transactions                   (644,043,331)     177,843,282
  ----------------------------------------------------------------------------
  Increase (Decrease) in Net Assets            (644,043,331)     177,841,306
  NET ASSETS:
    Beginning of period                       1,881,541,174    1,703,699,868
  ----------------------------------------------------------------------------
    End of period                           $ 1,237,497,843  $ 1,881,541,174

  ----------------------------------------------------------------------------


                      See Notes to Financial Statements.


  21 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Notes to Financial Statements (unaudited)



1. Significant Accounting Policies

Smith Barney Money Funds, Inc. ("Fund"), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund consists of three separate investment portfolios ("Portfolios"): the Cash Portfolio, the Government Portfolio and the Retirement Portfolio.

The significant accounting policies consistently followed by the Fund are: (a) transactions in money market instruments and U.S. government obligations are accounted for on trade date; (b) the Fund uses the amortized cost method for valuing investments; accordingly, the cost of securities plus accreted discount, or minus amortized premium approximates value; (c) interest income is recorded on the accrual basis; (d) direct expenses are charged to each Portfolio and each class; management fees and general fund expenses are allocated on the basis of relative net assets; (e) gains or losses on the sale of securities are calculated by using the specific identification method; (f ) the Portfolios intend to comply with the applicable provisions of the Internal Revenue Code of 1986, as amended, pertaining to regulated investment companies and to make distributions of taxable income sufficient to be relieved from substantially all Federal income and excise taxes; and (g) estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

2. Dividends

Each Portfolio declares and records a dividend of substantially all of its net investment income on each business day. Such dividends are paid or reinvested monthly in each respective Portfolio's shares on the payable date.

3. Management Agreement and Other Transactions

Smith Barney Fund Management LLC ("SBFM"), formerly known as SSB Citi Fund Management LLC, a subsidiary of Salomon Smith Barney Holdings, Inc. ("SSBH") which, in turn, is a subsidiary of Citigroup Inc. ("Citigroup"), acts as investment manager to the Fund. As compensation for its services, each Portfolio pays SBFM a daily fee calculated at the following rates: Cash
Portfolio: 0.45% on the first $6.0 billion of average daily net assets, 0.425% on the next $6.0 billion, 0.40% on the next $6.0 billion and 0.35% on the average daily net assets in excess of $18.0 billion; Goverment Portfolio: 0.45% on the first $2.5 billion of


  22 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders the average daily net assets, 0.40% on the next $2.5 billion and 0.35% on average daily net assets in excess of $5.0 billion; and Retirement Portfolio:
0.45% on the first $1.0 billion of average daily net assets, 0.40% on the next $1.0 billion and 0.35% on average daily net assets in excess of $2.0 billion. These fees are calculated daily and paid monthly.

Citi Fiduciary Trust Company ("CFTC"), another subsidiary of Citigroup, acts as the Fund's transfer agent and PFPC Global Services ("PFPC") acts as the sub-transfer agent. CFTC receives account fees and asset-based fees that vary according to the account size and type of account, PFPC is responsible for shareholder recordkeeping and financial processing for all shareholder accounts. For the six months ended June 30, 2001, the Fund paid transfer agent fees of $17,686,648 $1,143,949 and $923,841 for the Cash, Government and Retirement Portfolios, respectively, to CFTC.

Salomon Smith Barney Inc. ("SSB"), another subsidiary of SSBH, acts as the Fund's distributor. In addition, SSB acts as the primary broker for the Fund's portfolio agency transactions. Certain other broker-dealers continue to sell Fund shares to the public as members of the selling group.

Pursuant to a Distribution Plan, each Portfolio makes payments to SSB for assistance in distributing Class A and L shares calculated at an annual rate of 0.10% of average daily net assets of each class, respectively.

For the six months ended June 30, 2001, total Distribution Plan fees incurred were:

                         Portfolio    Class A   Class L

                         -------------------------------
                         Cash       $23,631,149    $124
                         -------------------------------
                         Government   2,719,084      56
                         -------------------------------
                         Retirement     765,471      --
                         ------------------------------

All officers and one Director of the Fund are employees of Citigroup or its affiliates.

4. Capital Loss Carryforward

At December 31, 2000, the Cash Portfolio and the Government Portfolio had, for Federal tax purposes, approximately $579,000 and $1,000, respectively, of capital loss carryforwards available to offset future capital gains. To the extent that these carryforward losses are used to offset capital gains, it is probable that the gains so offset will not be distributed. The amount and expiration of the carryforwards are indicated below. Expiration occurs on December 31 of the year indicated:

                       2001    2007

-------------------------------------
Cash Portfolio       $579,000     --
-------------------------------------
Government Portfolio       -- $1,000

-------------------------------------


  23 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

5. Repurchase Agreements

The Fund purchases (and its custodian takes possession of ) U.S. government securities from banks and securities dealers subject to agreements to resell the securities to the sellers at a future date (generally, the next business day) at an agreed-upon higher repurchase price. The Fund requires continual maintenance of the market value (plus accrued interest) of the collateral in amounts at least equal to the repurchase price.

6. Capital Shares

The Fund offers multiple classes of shares within the Cash and Government Portfolios. Class A and Class Y shares can be purchased directly by investors; Class L shares can only be purchased by participants in the Smith Barney 401(k) Program; and, Class Z shares can only be purchased by participants in the Smith Barney Employee 401(k) Program.

Transactions in shares of each Portfolio were as follows:

                              Six Months Ended    Year Ended
Cash Portfolio                 June 30, 2001   December 31, 2000
---------------------------------------------------------------
Class A
Shares sold                    75,558,780,214   253,623,826,440
Shares issued on reinvestment   1,218,973,250     2,716,312,932
Shares reacquired             (94,284,984,716) (246,898,141,371)
---------------------------------------------------------------
Net Increase (Decrease)       (17,507,231,252)    9,441,998,001
---------------------------------------------------------------
Class L
Shares sold                           186,883           279,465
Shares issued on reinvestment           5,835            13,797
Shares reacquired                    (100,492)         (683,434)
---------------------------------------------------------------
Net Increase (Decrease)                92,226          (390,172)
---------------------------------------------------------------
Class Y
Shares sold                       323,945,961       457,391,889
Shares issued on reinvestment       1,538,024         2,356,219
Shares reacquired                (265,510,125)     (501,918,748)
---------------------------------------------------------------
Net Increase (Decrease)            59,973,860       (42,170,640)
---------------------------------------------------------------
Class Z
Shares sold                        82,546,089       202,266,830
Shares issued on reinvestment       4,944,112         9,103,717
Shares reacquired                 (61,380,654)     (162,414,665)
---------------------------------------------------------------
Net Increase                       26,109,547        48,955,882
---------------------------------------------------------------



  24 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

                              Six Months Ended    Year Ended
Government Portfolio           June 30, 2001   December 31, 2000
---------------------------------------------------------------
Class A
Shares sold                     7,482,734,735    20,876,720,500
Shares issued on reinvestment     134,407,714       295,797,535
Shares reacquired              (8,860,625,373)  (20,827,769,663)
---------------------------------------------------------------
Net Increase (Decrease)        (1,243,482,924)      344,748,372
---------------------------------------------------------------
Class L
Shares sold                            12,471            15,049
Shares issued on reinvestment           3,102             6,373
Shares reacquired                      (1,415)          (13,279)
---------------------------------------------------------------
Net Increase                           14,158             8,143
---------------------------------------------------------------
Class Y
Shares sold                        48,556,071        91,166,978
Shares issued on reinvestment         516,900         1,211,577
Shares reacquired                 (48,531,407)      (80,102,681)
---------------------------------------------------------------
Net Increase                          541,564        12,275,874
---------------------------------------------------------------

Retirement Portfolio
---------------------------------------------------------------
Class A
Shares sold                     1,053,527,828     7,004,266,139
Shares issued on reinvestment      39,014,490        93,532,967
Shares reacquired              (1,736,585,649)   (6,919,955,824)
---------------------------------------------------------------
Net Increase (Decrease)          (644,043,331)      177,843,282
---------------------------------------------------------------


  25 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 Financial Highlights


For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                         Class A Shares
                                     ------------------------------------------------------
Cash Portfolio                       2001/(1)/   2000     1999      1998     1997     1996

----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Net investment income                  0.024      0.058    0.046    0.050     0.050    0.050
Dividends from net investment income  (0.024)    (0.058)  (0.046)  (0.050)   (0.050)  (0.050)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Total Return                            2.41%++    5.98%    4.73%    5.07%     5.12%    4.98%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (billions)     $37        $55      $45      $40       $31      $27
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.57%+     0.57%    0.62%    0.63%     0.64%    0.62%
  Net investment income                 4.88+      5.84     4.63     4.95      5.01     4.87

----------------------------------------------------------------------------------------------
                                                         Class L Shares
                                     ------------------------------------------------------
Cash Portfolio                       2001/(1)/   2000     1999    1998/(3)/  1997     1996

----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Net investment income                  0.024      0.058    0.047    0.050     0.051    0.050
Dividends from net investment income  (0.024)    (0.058)  (0.047)  (0.050)   (0.051)  (0.050)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Total Return                            2.41%++    6.01%    4.78%    5.12%     5.17%    4.98%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $285       $193     $582     $412    $2,016   $2,152
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.56%+     0.54%    0.57%    0.59%     0.59%    0.62%
  Net investment income                 4.73+      5.58     4.70     5.07      5.05     4.87

----------------------------------------------------------------------------------------------
                                                         Class Y Shares
                                     ------------------------------------------------------
Cash Portfolio                       2001/(1)/   2000     1999      1998     1997     1996

----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Net investment income                  0.025      0.060    0.048    0.052     0.052    0.051
Dividends from net investment income  (0.025)    (0.060)  (0.048)  (0.052)   (0.052)  (0.051)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Total Return                            2.49%++    6.17%    4.91%    5.29%     5.32%    5.09%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)     $85        $25      $67     $159       $64      $52
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.40%+     0.38%    0.42%    0.42%     0.43%    0.52%
  Net investment income                 4.97+      5.92     4.76     5.17      5.22     4.97

----------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3) On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  26 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                         Class Z Shares
                                     ------------------------------------------------------
Cash Portfolio                       2001/(1)/   2000     1999      1998     1997     1996

----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Net investment income                  0.025      0.060    0.048    0.052     0.052    0.051
Dividends from net investment income  (0.025)    (0.060)  (0.048)  (0.052)   (0.052)  (0.051)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Total Return                            2.50%++    6.17%    4.91%    5.29%     5.33%    5.06%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (millions)    $183       $177     $128       $2        $6       $6
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.39%+     0.38%    0.41%    0.43%     0.44%    0.53%
  Net investment income                 4.97+      6.02     4.86     5.21      5.21     4.96

----------------------------------------------------------------------------------------------
                                                         Class A Shares
                                     ------------------------------------------------------
Government Portfolio                 2001/(1)/   2000     1999      1998     1997     1996

----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Net investment income                  0.023      0.057    0.045    0.049     0.049    0.048
Dividends from net investment income  (0.023)    (0.057)  (0.045)  (0.049)   (0.049)  (0.048)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Total Return                            2.34%++    5.85%    4.60%    5.00%     5.04%    4.89%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (billions)      $5         $6       $5       $5        $5       $4
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.56%+     0.59%    0.61%    0.60%     0.61%    0.61%
  Net investment income                 4.74+      5.71     4.50     4.88      4.92     4.78

----------------------------------------------------------------------------------------------
                                                         Class L Shares
                                     ------------------------------------------------------
Government Portfolio                 2001/(1)/   2000     1999    1998/(3)/  1997     1996

----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Net investment income                  0.023      0.057    0.045    0.049     0.049    0.048
Dividends from net investment income  (0.023)    (0.057)  (0.045)  (0.049)   (0.049)  (0.048)
----------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $  1.00    $  1.00  $  1.00  $  1.00   $  1.00  $  1.00
----------------------------------------------------------------------------------------------
Total Return                            2.34%++    5.87%    4.62%    5.01%     5.04%    4.89%
----------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)        $136       $121     $113     $206      $502     $982
----------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                         0.56%+     0.58%    0.59%    0.59%     0.61%    0.61%
  Net investment income                 4.66+      5.70     4.47     4.94      4.90     4.78

----------------------------------------------------------------------------------------------

(1)  For the six months ended June 30, 2001 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3)  On June 12, 1998, Class C shares were renamed Class L shares.
++ Total return is not annualized, as it may not be representative of the total return for the year.
 +  Annualized.

  27 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

For a share of each class of capital stock outstanding throughout each year ended December 31, unless otherwise noted:

                                                           Class Y Shares
                                     ---------------------------------------------------------
Government Portfolio                 2001/(1)/     2000      1999      1998     1997      1996

--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $   1.00    $   1.00  $  1.00   $  1.00   $  1.00  $   1.00
--------------------------------------------------------------------------------------------------
Net investment income                   0.024       0.058    0.047     0.050     0.050     0.049
Dividends from net investment income   (0.024)     (0.058)  (0.047)   (0.050)   (0.050)   (0.049)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $   1.00    $   1.00  $  1.00   $  1.00   $  1.00  $   1.00
--------------------------------------------------------------------------------------------------
Total Return                             2.38%++     6.02%    4.78%     5.13%     5.14%     4.99%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (000s)      $20,907     $20,366   $8,090    $3,659    $7,430   $51,873
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(2)/                          0.42%+      0.44%    0.45%     0.48%     0.51%     0.51%
  Net investment income                  4.82+       5.85     4.64      5.06      4.98      4.88

--------------------------------------------------------------------------------------------------
                                                           Class A Shares
                                     ---------------------------------------------------------
Retirement Portfolio                 2001/(1)/   2000/(1)/ 1999/(1)/ 1998/(1)/  1997      1996

--------------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period $   1.00    $   1.00  $  1.00   $  1.00   $  1.00  $   1.00
--------------------------------------------------------------------------------------------------
Net investment income/(3)/              0.023       0.057    0.046     0.049     0.049     0.048
Dividends from net investment income   (0.023)     (0.057)  (0.046)   (0.049)   (0.049)   (0.048)
--------------------------------------------------------------------------------------------------
Net Asset Value, End of Period       $   1.00    $   1.00  $  1.00   $  1.00   $  1.00  $   1.00
--------------------------------------------------------------------------------------------------
Total Return                             2.32%++     5.89%    4.65%     5.04%     5.03%     4.86%
--------------------------------------------------------------------------------------------------
Net Assets, End of Period (millions) $  1,237    $  1,882  $ 1,704   $ 1,682   $ 1,367  $  1,355
--------------------------------------------------------------------------------------------------
Ratios to Average Net Assets:
  Expenses/(3)/                          0.68%+      0.68%    0.69%     0.70%     0.71%     0.71%
  Net investment income                  4.76+       5.74     4.55      4.92      4.92      4.75

--------------------------------------------------------------------------------------------------

(1) For the six months ended June 30, 2001 (unaudited).
(2) As a result of a voluntary expense limitation, expense ratios will not exceed 0.70%.
(3) The investment manager waived a portion of their management fees for the years ended December 31, 1999 and December 31, 1998. If such fees were not waived, the per share decrease on net investment income and the actual expense ratio would have been as follows:

                    Per Share Decreases to    Expense Ratios
                    Net Investment Income  Without Reimbursement
                    ---------------------- ---------------------
               1999        $0.0001                 0.71%
               1998         0.0002                 0.72

++ Total return is not annualized, as it may not be representative of the total return for the year.
+ Annualized.

  28 Smith Barney Money Funds, Inc. | 2001 Semi-Annual Report to Shareholders

 SMITH BARNEY
 MONEY FUNDS, INC.


DIRECTORS                  INVESTMENT MANAGER
Lee Abraham                Smith Barney Fund
Allan J. Bloostein          Management LLC
Jane F. Dasher
Donald R. Foley            DISTRIBUTORS
Richard E. Hanson, Jr.     Salomon Smith Barney, Inc.
Paul Hardin                PFS Distributors, Inc.
Heath B. McLendon
 Chairman                  CUSTODIAN
Roderick C. Rasmussen      PFPC Trust Company
John P. Toolan
                           TRANSFER AGENT
Joseph H. Fleiss, Emeritus Citi Fiduciary Trust Company
                           125 Broad Street, 11th Floor
OFFICERS                   New York, New York 10004
Heath B. McLendon
President and              SUB-TRANSFER AGENT
Chief Executive Officer    PFPC Global Fund Services
                           P.O. Box 9699
Lewis E. Daidone           Providence, Rhode Island
Senior Vice President      02940-9699
and Treasurer

Martin R. Hanley
Vice President

Kevin Kennedy
Vice President

Irving P. David
Controller

Christina T. Sydor
Secretary

  Smith Barney Money Funds, Inc.




  This report is submitted for general information of the shareholders of Smith Barney Money Funds, Inc., but it may also be used as sales literature when preceded or accompanied by the current prospectus which gives details about changes, expenses, investment objectives and operating policies of the Portfolios. If used as sales material after September 30, 2001, this report must be accompanied by performance information for the most recently completed calendar quarter.

  SMITH BARNEY MONEY FUNDS, INC.
  Smith Barney Mutual Funds
  7 World Trade Center
  New York, New York 10048

  For complete information on any Smith Barney Mutual Funds, including management fees and expenses, call or write your financial professional for a free prospectus. Read it carefully before you invest or send money.

  www.smithbarney.com/mutualfunds

[LOGO OF SALOMON SMITH BARNEY]
 Salomon Smith Barney is a service mark of Salomon Smith Barney Inc.
 FD0622 8/01